Additional Information Required by the Argentine Central Bank - Summary of Balances of the Mutual Funds (Detail) - ARS ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Jan. 01, 2017
Disclosure of mutual funds portfolio [line items]
Total	$ 432,046,616	$ 552,773,188	$ 476,985,232
Mutual funds [member]
Disclosure of mutual funds portfolio [line items]
Total	60,431,318	100,358,507	68,796,941
FIMA Acciones [member] | Mutual funds [member]
Disclosure of mutual funds portfolio [line items]
Total	328,125	609,485	217,062
FIMA P.B. Acciones [member] | Mutual funds [member]
Disclosure of mutual funds portfolio [line items]
Total	718,431	1,688,067	562,550
FIMA Renta en pesos [member] | Mutual funds [member]
Disclosure of mutual funds portfolio [line items]
Total	245,333	776,359	440,492
FIMA Ahorro pesos [member] | Mutual funds [member]
Disclosure of mutual funds portfolio [line items]
Total	9,891,974	30,744,494	29,398,557
FIMA Renta Plus [member] | Mutual funds [member]
Disclosure of mutual funds portfolio [line items]
Total	145,308	546,213	455,650
FIMA Premium [member] | Mutual funds [member]
Disclosure of mutual funds portfolio [line items]
Total	29,475,771	14,909,786	13,137,998
FIMA Ahorro Plus [member] | Mutual funds [member]
Disclosure of mutual funds portfolio [line items]
Total	9,967,609	25,452,146	18,784,320
FIMA Capital Plus [member] | Mutual funds [member]
Disclosure of mutual funds portfolio [line items]
Total	205,069	559,840	1,035,146
FIMA Abierto PyMES [member] | Mutual funds [member]
Disclosure of mutual funds portfolio [line items]
Total	312,788	390,089	344,786
FIMA Mix I [member] | Mutual funds [member]
Disclosure of mutual funds portfolio [line items]
Total	6,686	243,453	279,123
FIMA Renta Dolares I [member] | Mutual funds [member]
Disclosure of mutual funds portfolio [line items]
Total	7,373,261	18,284,933	4,137,019
FIMA Renta Dolares II [member] | Mutual funds [member]
Disclosure of mutual funds portfolio [line items]
Total	1,554,263	$ 6,153,642	$ 4,238
FIMA Renta Fija Internacional [member] | Mutual funds [member]
Disclosure of mutual funds portfolio [line items]
Total	193,618
FIMA Acciones Latinoamericanas Dolares [member] | Mutual funds [member]
Disclosure of mutual funds portfolio [line items]
Total	$ 13,082